STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP Salaried DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total Investments	$ 4,131,602	$ 3,682,275
Investments at contract value:
Total investments	4,496,503	4,087,523
Receivables:
Employer’s contribution	69,356	70,890
Notes receivable from participants	25,337	26,135
Total receivables	94,693	97,025
Net assets available for benefits	4,591,196	4,184,548
Master Trust
Investments at fair value:
Total Investments	4,131,602
Investments at contract value:
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts	364,901
Total investments	$ 4,496,503
Master Trust A
Investments at fair value:
Total Investments		2,729,333
Investments at contract value:
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts		405,248
Total investments		3,134,581
Master Trust B
Investments at fair value:
Total Investments		$ 952,942